UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Magellan® Fund -
Magellan
Class K

December 31, 2009

1.811314.105

MAG-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.2%
BorgWarner, Inc.	1,000,000	$ 33,220
Johnson Controls, Inc.	1,000,000	27,240
		60,460
Diversified Consumer Services - 0.1%
Strayer Education, Inc.	100,000	21,249
Hotels, Restaurants & Leisure - 1.3%
Burger King Holdings, Inc.	500,000	9,410
Ctrip.com International Ltd. sponsored ADR (a)	25,108	1,804
Darden Restaurants, Inc.	1,500,000	52,605
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(c)	274,700	926
Starbucks Corp. (a)	10,562,616	243,574
		308,319
Household Durables - 3.5%
D.R. Horton, Inc.	14,308,592	155,534
KB Home (c)	4,088,000	55,924
Lennar Corp. Class A	13,380,585	170,870
M.D.C. Holdings, Inc.	2,000,000	62,080
Pulte Homes, Inc.	14,753,636	147,536
Ryland Group, Inc.	1,896,860	37,368
Toll Brothers, Inc. (a)(d)	12,853,054	241,766
		871,078
Internet & Catalog Retail - 0.1%
B2W Companhia Global Do Varejo	1,000,000	27,022
Leisure Equipment & Products - 0.0%
Brunswick Corp.	621,943	7,905
Media - 1.0%
Ascent Media Corp. (a)	144,656	3,693
Cinemark Holdings, Inc.	238,900	3,433
Comcast Corp. Class A (special) (non-vtg.)	4,000,000	64,040
Informa PLC	5,000,000	25,858
Time Warner Cable, Inc.	2,000,000	82,780
Virgin Media, Inc.	4,500,000	75,735
		255,539
Multiline Retail - 0.0%
Pantaloon Retail India Ltd.	194,608	1,677
Pantaloon Retail India Ltd. Class B	19,460	121
		1,798
Specialty Retail - 4.0%
Staples, Inc. (d)	40,090,255	985,819
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.9%
Lululemon Athletica, Inc. (a)	674,500	$ 20,302
NIKE, Inc. Class B	1,597,000	105,514
Polo Ralph Lauren Corp. Class A	1,150,000	93,127
		218,943
TOTAL CONSUMER DISCRETIONARY		2,758,132
CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	4,341,972	139,855
United Natural Foods, Inc. (a)(d)	4,143,500	110,797
Wumart Stores, Inc. (H Shares)	25,000,000	39,404
		290,056
Food Products - 1.0%
Cosan Ltd. Class A (a)	3,181,700	27,681
Cosan SA Industria e Comercio (a)	3,000,000	43,528
Dole Food Co., Inc. (d)	5,845,288	72,540
General Mills, Inc.	1,000,000	70,810
McCormick & Co., Inc. (non-vtg.)	500,000	18,065
Ralcorp Holdings, Inc. (a)	400,000	23,884
		256,508
Household Products - 0.6%
Energizer Holdings, Inc. (a)	2,247,700	137,739
Personal Products - 0.0%
Bare Escentuals, Inc. (a)	76,400	934
TOTAL CONSUMER STAPLES		685,237
ENERGY - 9.7%
Energy Equipment & Services - 2.9%
Atwood Oceanics, Inc. (a)	1,000,000	35,850
Ensco International Ltd. ADR	1,500,000	59,910
Lufkin Industries, Inc.	500,000	36,600
Nabors Industries Ltd. (a)	1,000,000	21,890
Noble Corp.	3,000,000	122,100
Pride International, Inc. (a)	1,500,000	47,865
Schlumberger Ltd.	3,214,517	209,233
Seahawk Drilling, Inc. (a)	33,333	751
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Smith International, Inc.	557,200	$ 15,139
Transocean Ltd. (a)	2,000,000	165,600
		714,938
Oil, Gas & Consumable Fuels - 6.8%
Arena Resources, Inc. (a)	500,000	21,560
Chesapeake Energy Corp.	15,000,000	388,200
Clean Energy Fuels Corp. (a)(c)	2,600,000	40,066
CONSOL Energy, Inc.	2,000,000	99,600
Denbury Resources, Inc. (a)	9,500,000	140,600
Energy Transfer Equity LP	1,000,000	30,580
Enterprise Products Partners LP	700,000	21,987
EOG Resources, Inc.	727,200	70,757
Marathon Oil Corp.	2,262,188	70,626
OAO Gazprom sponsored ADR	2,000,000	50,100
Occidental Petroleum Corp.	4,915,300	399,860
Plains Exploration & Production Co. (a)	4,906,386	135,711
Reliance Industries Ltd.	3,000,000	70,495
Southwestern Energy Co. (a)	3,000,000	144,600
Westernzagros Resources Ltd. (a)	1,000,000	733
		1,685,475
TOTAL ENERGY		2,400,413
FINANCIALS - 14.1%
Capital Markets - 4.1%
Charles Schwab Corp.	10,547,000	198,495
Evercore Partners, Inc. Class A	87,600	2,663
Franklin Resources, Inc.	2,110,800	222,373
Goldman Sachs Group, Inc.	1,285,500	217,044
Merriman Curhan Ford Group, Inc. (a)	105,086	92
Morgan Stanley	5,953,500	176,224
Nomura Holdings, Inc.	7,295,700	54,282
Northern Trust Corp.	341,352	17,887
T. Rowe Price Group, Inc.	2,500,000	133,125
		1,022,185
Commercial Banks - 1.7%
CapitalSource, Inc.	5,000,000	19,850
Lloyds TSB Group PLC	10,000,000	8,192
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	600,000	2,952
PNC Financial Services Group, Inc.	500,000	26,395
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Sumitomo Mitsui Financial Group, Inc.	650,000	$ 18,661
SVB Financial Group (a)	1,741,010	72,583
Wells Fargo & Co.	10,303,704	278,097
		426,730
Consumer Finance - 0.5%
American Express Co.	1,000,000	40,520
ORIX Corp.	1,161,600	79,125
		119,645
Diversified Financial Services - 2.9%
Bank of America Corp.	10,523,704	158,487
CIT Group, Inc. rights 2/10/10 (a)	338,400	54
Citigroup, Inc.	54,012,000	178,780
CME Group, Inc.	200,000	67,190
JPMorgan Chase & Co.	7,506,300	312,788
		717,299
Insurance - 3.3%
ACE Ltd.	3,869,909	195,043
Aon Corp.	800,000	30,672
Berkshire Hathaway, Inc. Class A (a)	557	55,254
China Life Insurance Co. Ltd. (H Shares)	76,231,000	373,005
Endurance Specialty Holdings Ltd.	555,800	20,692
Everest Re Group Ltd.	700,000	59,976
MetLife, Inc.	1,731,857	61,221
Reinsurance Group of America, Inc.	339,549	16,180
		812,043
Real Estate Investment Trusts - 0.6%
CBL & Associates Properties, Inc.	5,513,363	53,314
Developers Diversified Realty Corp.	5,153,366	47,720
Kimco Realty Corp.	679,800	9,198
Vornado Realty Trust	530,114	37,076
		147,308
Real Estate Management & Development - 1.0%
CB Richard Ellis Group, Inc. Class A (a)	4,199,300	56,985
China Resources Land Ltd.	10,000,000	22,509
Henderson Land Development Co. Ltd.	4,000,000	29,890
Iguatemi Empresa de Shopping Centers SA	2,189,500	40,825
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Indiabulls Real Estate Ltd. (a)	7,800,000	$ 38,269
The St. Joe Co. (a)(c)	2,000,000	57,780
		246,258
TOTAL FINANCIALS		3,491,468
HEALTH CARE - 12.0%
Biotechnology - 1.7%
Amgen, Inc. (a)	2,000,000	113,140
Cephalon, Inc. (a)	778,730	48,601
Genzyme Corp. (a)	1,500,000	73,515
Gilead Sciences, Inc. (a)	2,000,000	86,560
OSI Pharmaceuticals, Inc. (a)	698,900	21,687
Protalix BioTherapeutics, Inc. (a)(c)	1,000,000	6,620
United Therapeutics Corp. (a)	1,467,550	77,267
		427,390
Health Care Equipment & Supplies - 2.4%
Beckman Coulter, Inc.	500,000	32,720
C. R. Bard, Inc.	2,069,300	161,198
Covidien PLC	5,000,000	239,450
ev3, Inc. (a)	2,105,300	28,085
Greatbatch, Inc. (a)(d)	2,318,300	44,581
Integra LifeSciences Holdings Corp. (a)(d)	1,500,000	55,170
Thoratec Corp. (a)	1,500,000	40,380
		601,584
Health Care Providers & Services - 5.1%
Brookdale Senior Living, Inc. (a)(d)	10,383,900	188,883
Emeritus Corp. (a)	1,000,000	18,750
Express Scripts, Inc. (a)	2,806,300	242,605
Henry Schein, Inc. (a)	1,903,653	100,132
LHC Group, Inc. (a)	500,000	16,805
Medco Health Solutions, Inc. (a)	10,650,100	680,648
		1,247,823
Life Sciences Tools & Services - 0.3%
Affymetrix, Inc. (a)	28,700	168
Illumina, Inc. (a)	1,400,000	42,910
Life Technologies Corp. (a)	500,000	26,115
		69,193
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 2.5%
Allergan, Inc.	2,575,984	$ 162,313
Cadence Pharmaceuticals, Inc. (a)	1,000,000	9,670
Medicis Pharmaceutical Corp. Class A	2,000,000	54,100
Pfizer, Inc.	8,000,000	145,520
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,500,000	252,810
		624,413
TOTAL HEALTH CARE		2,970,403
INDUSTRIALS - 6.4%
Aerospace & Defense - 0.5%
BE Aerospace, Inc. (a)	1,000,000	23,500
Raytheon Co.	1,500,000	77,280
Raytheon Co. warrants 6/16/11 (a)	204,836	2,970
Stanley, Inc. (a)	500,000	13,705
TransDigm Group, Inc.	250,000	11,873
		129,328
Air Freight & Logistics - 0.0%
Hub Group, Inc. Class A (a)	400,000	10,732
Airlines - 1.2%
Delta Air Lines, Inc. (a)	20,814,711	236,871
JetBlue Airways Corp. (a)	8,829,552	48,121
		284,992
Building Products - 0.2%
Masco Corp.	4,100,000	56,621
Commercial Services & Supplies - 0.4%
Clean Harbors, Inc. (a)	200,000	11,922
Republic Services, Inc.	3,000,000	84,930
Stericycle, Inc. (a)	250,000	13,793
		110,645
Construction & Engineering - 0.2%
Fluor Corp.	500,000	22,520
MYR Group, Inc. (a)(d)	1,037,100	18,751
		41,271
Electrical Equipment - 0.6%
AMETEK, Inc.	500,000	19,120
China High Speed Transmission Equipment Group Co. Ltd.	10,000,000	24,279
First Solar, Inc. (a)(c)	400,000	54,160
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
SunPower Corp.:
Class A (a)(c)	1,692,300	$ 40,074
Class B (a)	496,810	10,408
		148,041
Machinery - 1.0%
Danaher Corp.	3,000,000	225,600
NACCO Industries, Inc. Class A	262,001	13,048
		238,648
Professional Services - 2.1%
Equifax, Inc. (d)	8,485,262	262,110
Monster Worldwide, Inc. (a)(c)(d)	7,211,938	125,488
Robert Half International, Inc.	5,124,900	136,989
		524,587
Road & Rail - 0.2%
Hertz Global Holdings, Inc. (a)(c)	2,000,000	23,840
Localiza Rent A Car SA	2,500,000	27,395
		51,235
Trading Companies & Distributors - 0.0%
Essex Rental Corp. unit (a)	200,000	1,100
Transportation Infrastructure - 0.0%
The Sumitomo Warehouse Co. Ltd.	1,000,000	4,538
TOTAL INDUSTRIALS		1,601,738
INFORMATION TECHNOLOGY - 29.7%
Communications Equipment - 7.5%
Adtran, Inc.	2,000,000	45,100
BYD Electronic International Co. Ltd. (a)	35,982,000	29,306
Ciena Corp. (a)(c)	1,024,282	11,103
Cisco Systems, Inc. (a)	10,950,300	262,150
Juniper Networks, Inc. (a)	11,817,200	315,165
Nokia Corp. sponsored ADR (c)	77,418,200	994,824
QUALCOMM, Inc.	4,000,000	185,040
		1,842,688
Computers & Peripherals - 2.7%
Apple, Inc. (a)	2,156,200	454,656
Dell, Inc. (a)	4,000,000	57,440
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SanDisk Corp. (a)	434,827	$ 12,606
Seagate Technology	7,646,227	139,085
		663,787
Electronic Equipment & Components - 7.1%
Amphenol Corp. Class A	4,736,900	218,750
Corning, Inc.	57,169,950	1,103,952
FLIR Systems, Inc. (a)	4,638,800	151,782
Foxconn International Holdings Ltd. (a)	5,000,000	5,756
Hon Hai Precision Industry Co. Ltd. (Foxconn)	47,610,000	225,474
Ingram Micro, Inc. Class A (a)	3,577,600	62,429
		1,768,143
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)	2,000,000	50,660
Google, Inc. Class A (a)	601,000	372,608
WebMD Health Corp. (a)(c)	95,700	3,683
		426,951
IT Services - 2.0%
Accenture PLC Class A	3,000,000	124,500
CACI International, Inc. Class A (a)	500,000	24,425
Cognizant Technology Solutions Corp. Class A (a)	3,318,596	150,332
Fidelity National Information Services, Inc.	1,000,000	23,440
Lender Processing Services, Inc.	4,225,400	171,805
		494,502
Semiconductors & Semiconductor Equipment - 8.4%
Applied Materials, Inc. (d)	81,454,187	1,135,463
ASML Holding NV (NY Shares)	6,345,201	216,308
Broadcom Corp. Class A (a)	2,000,000	62,900
Himax Technologies, Inc. sponsored ADR	4,000,000	11,080
KLA-Tencor Corp.	2,000,000	72,320
Lam Research Corp. (a)	499,200	19,574
MEMC Electronic Materials, Inc. (a)(d)	13,819,211	188,218
Micron Technology, Inc. (a)	2,989,000	31,564
O2Micro International Ltd. sponsored ADR (a)	700,000	3,661
PMC-Sierra, Inc. (a)	1,479,638	12,814
Samsung Electronics Co. Ltd.	265,233	181,739
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	7,034,998	80,480
Teradyne, Inc. (a)	6,529,691	70,064
		2,086,185
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.3%
Activision Blizzard, Inc. (a)	5,000,000	$ 55,550
Changyou.com Ltd. (A Shares) ADR (c)	357,300	11,866
Longtop Financial Technologies Ltd. ADR (a)	29,200	1,081
		68,497
TOTAL INFORMATION TECHNOLOGY		7,350,753
MATERIALS - 10.2%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	1,500,000	121,590
Dow Chemical Co.	2,995,500	82,766
Ecolab, Inc.	2,000,000	89,160
FMC Corp.	1,241,790	69,242
Givaudan SA	104,500	83,412
Minerals Technologies, Inc.	500,000	27,235
Symrise AG (c)	2,000,000	42,892
		516,297
Construction Materials - 0.7%
Eagle Materials, Inc. (d)	3,800,000	98,990
Texas Industries, Inc. (c)	1,000,000	34,990
Vulcan Materials Co. (c)	1,000,000	52,670
		186,650
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	1,000,000	32,870
Metals & Mining - 6.9%
Alcoa, Inc.	6,049,100	97,511
Barrick Gold Corp.	1,000,000	39,461
Eldorado Gold Corp. (a)	5,029,586	71,424
Goldcorp, Inc.	10,000,000	393,566
Lihir Gold Ltd.	25,666,295	75,620
Newcrest Mining Ltd.	7,927,240	251,572
Newmont Mining Corp.	9,852,800	466,136
Nucor Corp.	1,000,000	46,650
Randgold Resources Ltd. sponsored ADR (c)	3,236,966	256,109
		1,698,049
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp. (a)	3,000,000	$ 20,940
Weyerhaeuser Co.	1,730,400	74,649
		95,589
TOTAL MATERIALS		2,529,455
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc.	600,000	33,006
CenturyTel, Inc.	456,279	16,522
FairPoint Communications, Inc.	109,213	4
Level 3 Communications, Inc. (a)	1,331,971	2,038
		51,570
Wireless Telecommunication Services - 1.1%
America Movil SAB de CV Series L sponsored ADR	1,905,500	89,520
American Tower Corp. Class A (a)	2,000,000	86,420
Sprint Nextel Corp. (a)	28,000,000	102,480
		278,420
TOTAL TELECOMMUNICATION SERVICES		329,990
UTILITIES - 1.8%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	4,000,000	139,160
Entergy Corp.	1,400,000	114,576
FirstEnergy Corp.	2,500,000	116,125
		369,861
Independent Power Producers & Energy Traders - 0.0%
Indiabulls Power Ltd.	1,796,532	1,347
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	2,000,000	29,020
Sempra Energy	700,000	39,186
		68,206
TOTAL UTILITIES		439,414
TOTAL COMMON STOCKS (Cost $22,726,711)		24,557,003
Convertible Preferred Stocks - 0.2%
	Shares	Value (000s)
FINANCIALS - 0.2%
Diversified Financial Services - 0.1%
Bank of America Corp.	2,000,000	$ 29,840
Insurance - 0.1%
American International Group, Inc. Series A, 8.50%	2,666,700	30,214
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $230,003)		60,054
Convertible Bonds - 0.4%
	Principal Amount (000s)
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
SunPower Corp.:
1.25% 2/15/27	$ 9,980	8,608
4.75% 4/15/14	13,430	15,227
		23,835
MATERIALS - 0.2%
Metals & Mining - 0.2%
Alcoa, Inc. 5.25% 3/15/14	13,750	35,819
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc. 7% 3/15/15	25,000	28,438
TOTAL CONVERTIBLE BONDS (Cost $68,098)		88,092
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.16% (e)	94,393,694	94,394
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(e)	637,175,074	637,175
TOTAL MONEY MARKET FUNDS (Cost $731,569)		731,569
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $23,756,381)		25,436,718
NET OTHER ASSETS - (2.7)%		(660,826)
NET ASSETS - 100%		$ 24,775,892
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 588
Fidelity Securities Lending Cash Central Fund	8,922
Total	$ 9,510
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Materials, Inc.	$ 729,974	$ 151,923	$ -	$ 14,093	$ 1,135,463
Brookdale Senior Living, Inc.	27,104	79,144	-	-	188,883
Corning, Inc.	1,432,992	92,285	924,929	11,533	-
Dole Food Co., Inc.	-	72,213	-	-	72,540
Eagle Materials, Inc.	48,500	48,039	-	960	98,990
Equifax, Inc.	207,465	-	-	1,018	262,110
Greatbatch, Inc.	42,216	2,872	-	-	44,581
Integra LifeSciences Holdings Corp.	37,095	-	-	-	55,170
KB Home	53,880	-	-	767	-
MEMC Electronic Materials, Inc.	186,832	44,721	-	-	188,218
Monster Worldwide, Inc.	72,958	3,228	28,081	-	125,488
MYR Group, Inc.	27,616	-	13,731	-	18,751
Seagate Technology	191,779	79,647	377,837	-	-
Staples, Inc.	726,035	-	-	9,922	985,819
Teradyne, Inc.	50,500	5,170	52,899	-	-
Toll Brothers, Inc.	206,434	32,612	5,064	-	241,766
United Natural Foods, Inc.	78,602	-	-	-	110,797
Total	$ 4,119,982	$ 611,854	$ 1,402,541	$ 38,293	$ 3,528,576
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,758,132	$ 2,756,455	$ 1,677	$ -
Consumer Staples	685,237	645,833	39,404	-
Energy	2,400,413	2,400,413	-	-
Financials	3,551,522	2,973,996	577,472	54
Health Care	2,970,403	2,970,403	-	-
Industrials	1,601,738	1,572,921	28,817	-
Information Technology	7,350,753	7,315,691	35,062	-
Materials	2,529,455	2,529,455	-	-
Telecommunication Services	329,990	329,990	-	-
Utilities	439,414	439,414	-	-
Corporate Bonds	88,092	-	88,092	-
Money Market Funds	731,569	731,569	-	-
Total Investments in Securities:	$ 25,436,718	$ 24,666,140	$ 770,524	$ 54
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(16,866)
Cost of Purchases	16,920
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 54
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2009	$ (16,866)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $23,894,767,000. Net unrealized appreciation aggregated $1,541,951,000, of which $4,180,090,000 related to appreciated investment securities and $2,638,139,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 1, 2010